RELATED PARTIES TRANSACTIONS (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Notes to Financial Statements
Management fees	$ 30,000	$ 30,000	$ 90,000	$ 75,000